Intangible assets net (Tables)	6 Months Ended
Jun. 30, 2023
Intangible assets net
Schedule of intangible assets, net
	June 30,	December 31,
	2023	2022
Software	$29,602	$31,126
Land use rights*	276,376	290,606
Patents	4,137,000	4,350,000
Subtotal	4,442,978	4,671,732
Less: Accumulated amortization	(4,271,156)	(4,486,910)
Intangible assets, net	$171,822	$184,822